SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, beneficial rights value		¥ 12,400,000		¥ 6,800,000	¥ 6,900,000
Loans receivable transferred to asset backed securities		9,000,000		8,400,000	5,600,000
Provision for loan losses		3,625,042		2,773,323	2,151,046
Loans written off		3,196,230		2,419,180	1,844,349
ASSETS
Restricted cash		2,844,101		2,353,384	3,381,107	$ 406,701
Loans receivable, net		34,680,954		26,714,428		4,959,310
Prepaid expenses and other assets		772,999		1,464,586		110,537
Loans receivable, net-noncurrent		4,002,159		2,537,749		572,301
TOTAL ASSETS		56,949,795		48,132,618		8,143,711
LIABILITIES
Payable to investors of the consolidated trusts-current		9,922,559		8,188,454		1,418,907
Accrued expenses and other current liabilities		2,935,726		2,492,921		419,803
Payable to investors of the consolidated trusts-noncurrent		9,930,000		5,719,600		1,419,971
Total liabilities		32,792,752		23,886,399		$ 4,689,301
Net revenue		19,205,059	$ 2,746,287	17,165,656	16,290,027
Net cash provided by operating activities		11,083,748	1,584,956	9,343,311	7,118,350
Net Cash provided by (used in) Investing Activities		(13,082,044)	(1,870,707)	(7,994,081)	(11,147,789)
Net cash from provided by (used in)financing activities		¥ 2,783,865	$ 398,087	(2,114,463)	1,066,458
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		1 year	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		2 years	2 years
Shanghai Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		¥ 8,100,000		6,100,000	7,000,000
Shenzhen Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		9,000,000		7,300,000	5,500,000
National Association of Financial Market Institutional Investors | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		4,300,000		1,800,000
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts		8,867,548		8,138,167
Payable to investors of the consolidated trusts - noncurrent		9,930,000		5,719,600
Repurchase of delinquent loans		2,291,427		1,643,309
Repurchase of performing loans upon liquidation of consolidated trusts		11,421		11,615
Provision for loan losses		1,697,718		798,886	766,551
Loans written off		855,416		658,030	759,223
ASSETS
Restricted cash		1,470,555		771,798
Loans receivable, net		12,399,462		6,956,948
Prepaid expenses and other assets		108,174		109,428
Loans receivable, net-noncurrent		1,754,356		631,575
TOTAL ASSETS		15,732,547		8,469,749
LIABILITIES
Payable to investors of the consolidated trusts-current		9,922,559		8,188,454
Accrued expenses and other current liabilities		15,436		13,455
Other tax payable				50,719
Payable to investors of the consolidated trusts-noncurrent		9,930,000		5,719,600
Total liabilities		19,867,995		13,972,228
Net revenue		3,035,144		2,470,358	2,350,404
Net income		1,156,539		1,121,050	948,139
Net cash provided by operating activities		2,741,847		1,946,359	1,664,700
Net Cash provided by (used in) Investing Activities		(8,193,363)		1,195,793	110,926
Net cash from provided by (used in)financing activities		¥ 5,939,781		¥ 1,393,467	¥ 1,939,011
Percentage of consolidated revenues		16.00%	16.00%	14.00%	14.00%
Percentage of consolidated total assets		28.00%	28.00%	18.00%
Percentage of consolidated total liabilities		61.00%	61.00%	58.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	60 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days